Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minimum [Member]
Accounts Receivable [Line Items]
Accounts receivable credit period	15 days
Accounts receivable, Allowance for credit loss	$ 1,262	$ 946
Maximum [Member]
Accounts Receivable [Line Items]
Accounts receivable credit period	90 days
Accounts receivable, Allowance for credit loss	$ 3,634	$ 2,450